Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Sep. 30, 2022 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,971,375
Trading account securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	10,660,801
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	21,525,456
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,533,656
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 251,462